As filed with the Securities and Exchange Commission on April 3, 2023
1933 Act Registration No. 333-248990
1940 Act Registration No. 811-08557
CIK No. 0001048607

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 11
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 331
Lincoln Life Flexible Premium Variable Life Account M
(Exact Name of Registrant)
Lincoln MoneyGuard Market Advantage®
THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
(Exact Name of Depositor)
1301 South Harrison Street
Fort Wayne, Indiana 46802
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (260) 455-2000
Craig Beazer, Esq.
The Lincoln National Life Insurance Company
150 North Radnor Chester Road
Radnor, PA 19087
(Name and Address of Agent for Service)
Copy To:
Jassmin McIver-Jones
The Lincoln National Life Insurance Company
100 N. Greene Street
Greensboro, North Carolina 27401
Approximate Date of Proposed Public Offering: Continuous
Title of Securities being registered:
Indefinite Number of Units of Interest in Variable Life Insurance Contracts.
An indefinite amount of the securities being offered by the Registration Statement has been registered pursuant to
Rule 24f-2 under the Investment Company Act of 1940. The Form 24F-2 for the Registrant for the fiscal year ended
December 31, 2022 was filed March 24, 2023.
It is proposed that this filing will become effective:
/ /
immediately upon filing pursuant to paragraph (b)
/ /
on May 1, 2023 pursuant to paragraph (b)
/ /
60 days after filing pursuant to paragraph (a)(1)
/ /
on XX XX, 2023 pursuant to paragraph (a)(1) of Rule 485.
/X/
This Post-Effective Amendment designates a new effective date for previously filed Post-Effective Amendment No. 9 (File No. 333-248990) filed on February 3, 2023. Such new effective date shall be May 1, 2023.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Lincoln Life Flexible Premium Variable Life Account M, has duly caused this Post-Effective Amendment No.: 11 to the Registration Statement on Form N-6 (File No. 333-248990; 811-08557; CIK: 0001048607) to be signed on its behalf by the undersigned duly authorized, in the City of Greensboro and State of North Carolina on the 3rd day of April, 2023 at 8:57 am.

Lincoln Life Flexible Premium Variable Life Account M
(Registrant)

/s/Michael Hamilton
By _________________________________
Michael Hamilton
Vice President, MoneyGuard Business Management
The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company
(Depositor)

/s/Michael Hamilton
By _________________________________
Michael Hamilton
Vice President, MoneyGuard Business Management

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No: 11 to the Registration Statement on Form N-6 (File No. 333-248990; 811-08557; CIK: 0001048607) has been signed below on April  3, 2023 at 1:25 pm, by the following persons, as officers and directors of the Depositor, in the capacities indicated:

Signature Title

*/s/Ellen G. Cooper
______________________________	President and Director
Ellen G. Cooper

*/s/Randal J. Freitag
______________________________	Executive Vice President; Chief Financial Officer
Randal J. Freitag	and Director

*/s/Craig T. Beazer
______________________________	Executive Vice President, General Counsel and Director
Craig T. Beazer

*/s/Jayson R. Bronchetti
______________________________                             Executive Vice President, Chief Investment Officer
Jayson R. Bronchetti                                                        and Director

*/s/Adam M. Cohen
______________________________                             Senior Vice President and Chief Accounting Officer
Adam M. Cohen

*Eric B. Wilmer
______________________________                            Assistant Vice President and Director
Eric B. Wilmer

/s/Jassmin McIver -Jones
* By:  ______________________________
Jassmin McIver-Jones
Attorney-in-Fact, pursuant to a Power-
of-Attorney filed with this Registration Statement